Fair Value of Financial Instruments - Fair Value Measured on a Non-recurring Basis (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	$ 0				$ 0
Loss / write down on assets held for sale	$ 0	$ 0	$ 0	$ 7,509		$ 17,354
Write down of assets held for sale					$ 25,248